Income taxes (Details 3) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes
Net income from cash flow hedge	$ (1,281,621)	$ 1,182,375	$ 3,352,151
Actuarial gains and losses deriving from defined benefit plans	377,337	(360,233)	1,981,923
(Charge) credit to equity	$ (904,284)	$ 822,142	$ 5,334,074